Share - Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 5,761	$ 6,366	$ 5,631
Stock Options and Stock Appreciation Rights [ Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	2,317	2,058	2,473
Performance Shares [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	1,074	1,983	1,705
Restricted stock and Restricted Stock units [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 2,370	$ 2,325	$ 1,453